Shareholder Report, Average Annual Return (Details) 74200164300_Putnam Focused International Equity Fund_Class Y_TSR Annual {Class Y}		12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		31.26%	11.19%	8.81%
MSCI ACWI ex USA Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index-NR
Average Annual Return, Percent		24.93%	11.18%	7.67%
Putnam Focused International Equity Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Putnam Focused International Equity Linked Benchmark†
Average Annual Return, Percent	[1]	24.93%	11.11%	9.61%

[1]
†	The Putnam Focused International Equity Linked Benchmark represents the performance of the MSCI World Index-NR through March 31, 2021, and the performance of the MSCI ACWI ex USA Index-NR thereafter.